Disclosures About Fair Value of Plan Assets (Details) - Southern Bank 401(k) Retirement Plan (the Plan) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	$ 69,533,358	$ 56,940,813
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	69,533,358	56,940,813
Company security
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	22,874,722	18,529,431
Company security | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	22,874,722	18,529,431
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	44,494,883	36,923,067
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	44,494,883	36,923,067
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	2,163,753	1,488,315
Money market fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements of assets	$ 2,163,753	$ 1,488,315